UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (5.4%)

Bombardier, Inc. Class B (Canada)			3,822,115	$7,544,343

General Dynamics Corp.			183,400	24,892,882

Honeywell International, Inc.			787,400	82,133,694

L-3 Communications Holdings, Inc.			127,600	16,050,804

Northrop Grumman Corp.			288,100	46,372,576

United Technologies Corp.			386,500	45,297,800

				222,292,099
Airlines (0.9%)

Spirit Airlines, Inc.(NON)			501,600	38,803,776

				38,803,776
Banks (1.2%)

Bank of America Corp.			1,434,600	22,078,494

PacWest Bancorp			604,000	28,321,560

				50,400,054
Beverages (1.0%)

Coca-Cola Co. (The)			177,200	7,185,460

PepsiCo, Inc.			373,600	35,723,632

				42,909,092
Biotechnology (6.5%)

Alkermes PLC(NON)			292,200	17,815,434

AMAG Pharmaceuticals, Inc.(NON)(S)			389,252	21,276,514

Biogen(NON)			91,900	38,803,856

BioMarin Pharmaceutical, Inc.(NON)			123,500	15,390,570

Celgene Corp.(NON)			593,868	68,461,103

Dynavax Technologies Corp.(NON)(S)			349,763	7,845,184

Gilead Sciences, Inc.(NON)			740,333	72,648,877

Inovio Pharmaceuticals, Inc.(NON)(S)			407,100	3,321,936

Neuralstem, Inc.(NON)(S)			2,527,211	4,801,701

PTC Therapeutics, Inc.(NON)			121,200	7,375,020

Vertex Pharmaceuticals, Inc.(NON)			68,679	8,102,062

				265,842,257
Building products (0.8%)

Assa Abloy AB Class B (Sweden)			304,985	18,177,483

Fortune Brands Home & Security, Inc.			325,245	15,442,633

				33,620,116
Capital markets (1.9%)

Charles Schwab Corp. (The)			1,252,600	38,129,144

Goldman Sachs Group, Inc. (The)			118,800	22,330,836

KKR & Co. LP			744,800	16,988,888

				77,448,868
Chemicals (3.3%)

Axalta Coating Systems, Ltd.(NON)			541,700	14,961,754

Axiall Corp.			502,600	23,592,044

Chemtura Corp.(NON)(S)			788,100	21,507,249

E.I. du Pont de Nemours & Co.			135,400	9,677,038

Huntsman Corp.			915,800	20,303,286

Monsanto Co.			244,100	27,471,014

W.R. Grace & Co.(NON)			187,100	18,498,577

				136,010,962
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			513,174	19,464,690

MiX Telematics, Ltd. ADR (South Africa)(NON)			58,820	410,564

Tyco International PLC			527,890	22,730,943

				42,606,197
Communications equipment (0.3%)

QUALCOMM, Inc.			147,135	10,202,341

				10,202,341
Containers and packaging (0.8%)

Packaging Corp. of America			211,700	16,552,823

Sealed Air Corp.			328,979	14,988,283

				31,541,106
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)			165,851	8,503,181

				8,503,181
Diversified financial services (0.4%)

CME Group, Inc.			168,200	15,930,222

				15,930,222
Electrical equipment (0.4%)

Hubbell, Inc. Class B			131,600	14,425,992

				14,425,992
Electronic equipment, instruments, and components (1.3%)

Anixter International, Inc.(NON)			267,218	20,343,306

Corning, Inc.			758,900	17,211,852

Hollysys Automation Technologies, Ltd. (China)(S)			703,600	13,980,532

				51,535,690
Energy equipment and services (1.3%)

Baker Hughes, Inc.			414,000	26,322,120

Oceaneering International, Inc.			118,300	6,379,919

Schlumberger, Ltd.			165,200	13,784,288

Weatherford International PLC(NON)			493,500	6,070,050

				52,556,377
Food and staples retail (2.2%)

Costco Wholesale Corp.(S)			159,300	24,133,154

CVS Health Corp.			647,500	66,828,475

				90,961,629
Food products (1.4%)

Keurig Green Mountain, Inc.			182,000	20,334,860

Mead Johnson Nutrition Co.			220,971	22,214,215

Pinnacle Foods, Inc.			385,666	15,739,029

				58,288,104
Health-care equipment and supplies (3.9%)

Becton Dickinson and Co.			142,300	20,432,857

Boston Scientific Corp.(NON)			2,108,900	37,432,975

C.R. Bard, Inc.			121,800	20,383,230

Cooper Cos., Inc. (The)			126,200	23,652,404

GenMark Diagnostics, Inc.(NON)			920,982	11,954,346

Medtronic PLC			397,500	31,001,025

Spectranetics Corp. (The)(NON)(S)			469,500	16,319,820

				161,176,657
Health-care providers and services (0.8%)

AAC Holdings, Inc.(NON)(S)			540,595	16,531,395

Premier, Inc. Class A(NON)			430,779	16,188,675

				32,720,070
Health-care technology (0.2%)

Inovalon Holdings, Inc. Class A(NON)			336,079	10,152,947

				10,152,947
Hotels, restaurants, and leisure (3.7%)

Bloomin' Brands, Inc.			927,584	22,568,119

Dunkin' Brands Group, Inc.			179,600	8,541,776

Hilton Worldwide Holdings, Inc.(NON)			2,033,903	60,244,207

Intrawest Resorts Holdings, Inc.(NON)			346,703	3,023,250

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			1,255,500	26,943,030

Wyndham Worldwide Corp.			345,169	31,227,439

				152,547,821
Household durables (2.1%)

Panasonic Corp. (Japan)			1,727,300	22,678,585

PulteGroup, Inc.			1,655,200	36,795,096

Whirlpool Corp.			139,200	28,126,752

				87,600,433
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)			1,037,836	23,735,309

				23,735,309
Industrial conglomerates (0.7%)

Siemens AG (Germany)			246,517	26,689,066

				26,689,066
Insurance (0.8%)

Hartford Financial Services Group, Inc. (The)			331,400	13,859,148

Prudential PLC (United Kingdom)			682,439	16,897,332

				30,756,480
Internet and catalog retail (3.3%)

Amazon.com, Inc.(NON)			168,277	62,615,872

FabFurnish GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	42

Global Fashion Holding SA (acquired 8/2/13, cost $3,488,697) (Private) (Brazil)(F)(RES)(NON)			82,353	1,839,528

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	42

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Brazil)(F)(RES)(NON)			22	18

Priceline Group, Inc. (The)(NON)			49,490	57,613,784

TripAdvisor, Inc.(NON)			121,700	10,121,789

Zalando SE (Germany)(NON)			127,160	3,180,408

				135,371,483
Internet software and services (9.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			277,152	23,070,132

AOL, Inc.(NON)			248,400	9,839,124

Baidu, Inc. ADR (China)(NON)			113,300	23,611,720

Facebook, Inc. Class A(NON)			1,495,000	122,911,425

Google, Inc. Class A(NON)			146,348	81,179,236

Google, Inc. Class C(NON)			158,748	86,993,904

GrubHub, Inc.(NON)			152,000	6,899,280

Twitter, Inc.(NON)			252,200	12,630,176

				367,134,997
IT Services (1.8%)

Visa, Inc. Class A			1,106,800	72,395,788

				72,395,788
Life sciences tools and services (1.1%)

Agilent Technologies, Inc.			611,400	25,403,670

Waters Corp.(NON)			173,600	21,581,952

				46,985,622
Machinery (1.9%)

KION Group AG (Germany)			343,547	14,077,182

Middleby Corp. (The)(NON)			239,400	24,574,410

Oshkosh Corp.(S)			133,900	6,532,981

Pall Corp.(S)			195,000	19,576,050

Wabtec Corp.			117,600	11,173,176

				75,933,799
Media (3.4%)

Charter Communications, Inc. Class A(NON)			111,400	21,512,454

Comcast Corp. Class A			595,127	33,606,822

DISH Network Corp. Class A(NON)			185,100	12,968,106

Liberty Global PLC Ser. A (United Kingdom)(NON)			222,900	11,472,663

Live Nation Entertainment, Inc.(NON)			1,615,937	40,770,091

Time Warner, Inc.			199,100	16,812,004

				137,142,140
Multiline retail (0.5%)

Dollar General Corp.(NON)			287,800	21,694,364

				21,694,364
Oil, gas, and consumable fuels (3.7%)

Cabot Oil & Gas Corp.			706,100	20,851,133

EOG Resources, Inc.			332,600	30,496,094

EP Energy Corp. Class A(NON)(S)			826,000	8,656,480

Gaztransport Et Technigaz SA (France)			319,846	18,874,028

Gulfport Energy Corp.(NON)			447,100	20,526,361

JP Energy Partners LP			122,196	1,361,263

QEP Resources, Inc.			726,100	15,139,185

Scorpio Tankers, Inc.			1,179,470	11,110,607

Suncor Energy, Inc. (Canada)			523,577	15,299,502

Whiting Petroleum Corp.(NON)			323,003	9,980,793

				152,295,446
Personal products (1.6%)

Coty, Inc. Class A(NON)			948,700	23,024,949

Estee Lauder Cos., Inc. (The) Class A			508,000	42,245,280

				65,270,229
Pharmaceuticals (5.5%)

Actavis PLC(NON)			287,200	85,476,464

Bristol-Myers Squibb Co.			596,300	38,461,350

Cardiome Pharma Corp. (Canada)(NON)			692,991	6,417,097

Jazz Pharmaceuticals PLC(NON)			215,367	37,213,264

Mylan NV(NON)			389,300	23,104,955

Perrigo Co. PLC			128,400	21,256,620

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			233,100	14,522,130

				226,451,880
Professional services (0.2%)

TrueBlue, Inc.(NON)			374,500	9,119,075

				9,119,075
Real estate investment trusts (REITs) (0.5%)

American Tower Corp.(R)			221,602	20,863,828

				20,863,828
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A			558,179	18,537,125

				18,537,125
Road and rail (2.4%)

Genesee & Wyoming, Inc. Class A(NON)			127,725	12,317,799

Old Dominion Freight Line, Inc.(NON)			217,600	16,820,480

Union Pacific Corp.			618,600	67,000,566

				96,138,845
Semiconductors and semiconductor equipment (3.9%)

Avago Technologies, Ltd.			208,200	26,437,236

Broadcom Corp. Class A			601,400	26,037,613

Freescale Semiconductor, Ltd.(NON)			406,395	16,564,660

Intel Corp.			442,900	13,849,483

Lam Research Corp.			255,166	17,921,584

Maxim Integrated Products, Inc.			496,200	17,272,722

Micron Technology, Inc.(NON)			1,530,173	41,513,593

				159,596,891
Software (5.3%)

Activision Blizzard, Inc.			895,500	20,350,238

Cadence Design Systems, Inc.(NON)			834,000	15,378,960

Microsoft Corp.			616,500	25,063,808

Mobileye NV (Israel)(NON)(S)			363,495	15,277,695

Oracle Corp.			678,100	29,260,015

Red Hat, Inc.(NON)			328,911	24,915,008

Salesforce.com, Inc.(NON)			530,900	35,469,429

SS&C Technologies Holdings, Inc.			268,020	16,697,646

TiVo, Inc.(NON)			2,416,219	25,636,084

TubeMogul, Inc.(NON)(S)			495,200	6,843,664

				214,892,547
Specialty retail (2.4%)

Advance Auto Parts, Inc.			83,200	12,454,208

Five Below, Inc.(NON)(S)			383,993	13,658,631

Home Depot, Inc. (The)			331,400	37,650,354

Tiffany & Co.			96,748	8,514,791

TJX Cos., Inc. (The)			360,844	25,277,122

				97,555,106
Technology hardware, storage, and peripherals (5.3%)

Apple, Inc.			1,415,632	176,147,090

EMC Corp.			532,700	13,615,812

SanDisk Corp.			171,355	10,901,605

Western Digital Corp.			158,600	14,434,186

				215,098,693
Textiles, apparel, and luxury goods (1.9%)

Michael Kors Holdings, Ltd.(NON)			350,500	23,045,375

NIKE, Inc. Class B			350,300	35,145,599

Tumi Holdings, Inc.(NON)(S)			866,700	21,199,482

				79,390,456
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)			554,027	18,105,601

				18,105,601

Total common stocks (cost $3,225,560,331)				$3,999,230,761

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Oportun Financial Corp. Ser. H, zero % cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(F)(RES)(NON)			2,096,000	$5,371,147

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

Total convertible preferred stocks (cost $16,419,179)				$5,371,147

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$1,228,486

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	721,455	—

Total warrants (cost $1,699,687)				$1,228,486

SHORT-TERM INVESTMENTS (5.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)		Shares	142,304,203	$142,304,203

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	67,898,820	67,898,820

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	6,975,000	6,975,000

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015			$1,340,000	1,339,992

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015			182,000	181,994

Total short-term investments (cost $218,699,984)				$218,700,009

TOTAL INVESTMENTS

Total investments (cost $3,462,379,181)(b)				$4,224,530,403

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $86,727,009) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/20/15	$15,938,172	$16,256,022	$317,850
JPMorgan Chase Bank N.A.
	Euro	Sell	6/17/15	22,774,059	24,944,064	2,170,005
State Street Bank and Trust Co.
	Japanese Yen	Sell	5/20/15	4,793,341	4,835,092	41,751
UBS AG
	Euro	Sell	6/17/15	39,132,874	40,691,831	1,558,957

Total						$4,088,563

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	96,185	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$1,176,151
baskets	384,843	—	8/13/15	(3 month USD-LIBOR-BBA plus 38 bp)	A basket (JPCMPNET) of common stocks	4,120,541

Total		$—	$5,296,692

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis points

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,094,178,783.
(b)	The aggregate identified cost on a tax basis is $3,462,203,649, resulting in gross unrealized appreciation and depreciation of $877,305,115 and $114,978,361, respectively, or net unrealized appreciation of $762,326,754.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $7,210,777, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$53,391,813	$587,786,616	$573,279,609	$35,978	$67,898,820
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $142,304,203, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $137,494,767. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $154 to cover the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $975,329 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$692,106,361	$25,858,993	$1,839,630
Consumer staples	257,429,054	—	—
Energy	185,977,795	18,874,028	—
Financials	197,039,245	16,897,332	—
Health care	743,329,433	—	—
Industrials	500,685,234	58,943,731	—
Information technology	1,090,856,947	—	—
Materials	167,552,068	—	—
Telecommunication services	18,105,601	—	—
Utilities	23,735,309	—	—
Total common stocks	3,876,817,047	120,574,084	1,839,630
Convertible preferred stocks	—	—	5,371,147
Warrants	1,228,486	—	—
Short-term investments	74,873,820	143,826,189	—

Totals by level	$3,952,919,353	$264,400,273	$7,210,777

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,088,563	$—
Total return swap contracts	—	5,296,692	—

Totals by level	$—	$9,385,255	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$4,088,563	$—
Equity contracts	6,525,178	—

Total	$10,613,741	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$121,900,000
OTC total return swap contracts (notional)		$41,200,000
Warrants (number of warrants)		2,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$5,296,692	$—	$—	$ 5,296,692
	Forward currency contracts#	317,850	2,170,005	41,751	1,558,957	4,088,563

	Total Assets	$317,850	$7,466,697	$41,751	$1,558,957	$9,385,255

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—
	Forward currency contracts#	—	—	—	—	—

	Total Liabilities	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$317,850	$7,466,697	$41,751	$1,558,957	$9,385,255
	Total collateral received (pledged)##†	$235,000	$6,740,000	$—	$975,329
	Net amount	$82,850	$726,697	$41,751	$583,628

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015